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The right choice for the long term(SM)

NEW PERSPECTIVE FUND

[photograph of a magnifying glass sitting atop a map of the globe]

Semi-annual report for the six months ended March 31, 2002


New Perspective Fund(R)

New Perspective Fund is one of the 29 American Funds,(SM) the nation's third-largest mutual fund family. For seven decades, Capital Research and Management Company,(SM) the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

The fund seeks long-term growth of capital through investments all over the world, including the United States, with a focus on opportunities generated by changing global trade patterns and economic and political relationships.

RESULTS AT A GLANCE
(as of March 31, 2002, with all distributions reinvested)

                                 TOTAL           RETURNS       LIFETIME
                                 SIX MONTHS      ONE YEAR      (AVERAGE
                                                               ANNUAL
                                                               COUPOUND
                                                               RETURN
                                                               SINCE
                                                               MARCH 13, 1973)

New Perspective Fund             +13.6%           +0.8%        +14.2%

Morgan Stanley Capital International indexes:(1)

  World Index                    +9.1            -3.9          +10.5

  USA Index                      +10.3           -0.2          +11.8

Average global fund(2)           +11.6           -3.3          +12.7


(1)The indexes are unmanaged.
(2)Source: Lipper Inc. Averages do not reflect the effects of sales charges.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual compound returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2002:

                                                 ONE YEAR      FIVE YEARS      TEN YEARS

CLASS A SHARES                                   -4.97%        +10.50%         +12.48%

reflecting 5.75% maximum sales charge


Results for other share classes can be found on page 28. Please see the back cover for important information about other share classes. For the most current investment results, please refer to americanfunds.com.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. INVESTING OUTSIDE THE UNITED STATES IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS AND POLITICAL INSTABILITY, WHICH ARE DETAILED IN THE FUND'S PROSPECTUS.



FELLOW SHAREHOLDERS:

Stock markets rose from the doldrums during the first half of New Perspective Fund's fiscal year as the global economic outlook brightened. Investor enthusiasm was tempered, however, by continued earnings weakness and growing concerns about accounting issues.

New Perspective participated fully in the market rally. The value of your investment increased 13.6% for the six months ended March 31, if, like most shareholders, you reinvested the December dividend of 27 cents a share.

That return was comfortably ahead of the 9.1% total return for the unmanaged Morgan Stanley Capital International (MSCI) World Index, a measure of major stock markets in 23 countries including the United States. New Perspective also outpaced the majority of its peers. The 341 global funds tracked by Lipper gained an average of 11.6% for the six months.

Returns for the full year - which encompassed prolonged stock declines and the steep drop following the September terrorist attacks - were more sobering. Still, in the face of a 3.9% loss in the World Index for the year ended March 31, New Perspective produced a positive total return of 0.8%; the average global fund fell 3.3%.

That resilience has been characteristic of New Perspective throughout its 29-year lifetime and has helped the fund provide above-average returns over meaningful time frames. As the table at left shows, since inception the fund has delivered an annualized total return of 14.2%.

STOCK MARKETS RALLY

The fund's fiscal year began in October, shortly after stock prices had touched bottom. Mounting evidence suggested a turning point in the U.S. economic recession. Technology demand edged up, unemployment rates moderated and retail spending remained surprisingly strong. The news encouraged investors to bid up technology and other troubled sectors that had the most to gain from a recovery. The rally broadened later in the period, although returns were ultimately restrained by concerns about corporate accounting practices and by the downfall of a number of once prominent firms.

In the U.S., stock prices rose 10.3% for the six months, and most other major markets likewise posted strong gains.* The U.S. recovery began to resonate in Europe, planting the seeds for a global expansion; among countries well-represented in the fund, stock prices rose handily in the United Kingdom (+6.3%), the Netherlands (+12.6%), Germany (+19.1%), France (+11.0%) and
Switzerland (+7.8%). Elsewhere, gains in Canada (+13.1%), Mexico (+39.8%) and Taiwan (+66.4%) were also strong. Australian stocks increased an impressive 24.1%, a substantial portion of which was due to appreciation in the Australian dollar.

* Unless otherwise indicated, country returns are based on MSCI indexes for the six months ended March 31, 2002, are measured in U.S. dollars and assume reinvestment of dividends.

[Begin Sidebar]
Where New Perspective's assets were invested
(percent invested by country)

                                 3/31/2002                 9/30/2001

ASIA/PACIFIC RIM                 12.5%                     12.2%

Japan                            7.2                       7.7

Taiwan                           2.3                       1.4

Australia                        2.0                       1.8

South Korea                      .8                        1.3

Singapore                        .2                        -



EUROPE                           26.8%                     26.7%

United Kingdom                   7.6                       7.8

Netherlands                      5.0                       4.4

Germany                          3.2                       2.3

France                           3.1                       3.2

Switzerland                      2.3                       2.0

Finland                          1.7                       1.7

Italy                            1.5                       1.4

Ireland                          1.0                       1.5

Norway                           .9                        .7

Denmark                          .2                        .5

Sweden                           .2                        1.1

Russia                           .1                        .1



THE AMERICAS                     49.3%                     50.3%

United States                    41.7                      43.1

Canada                           5.0                       5.2

Mexico                           1.4                       1.0

Brazil                           1.2                       1.0



OTHER                            .6%                       .6%



CASH & EQUIVALENTS               10.8%                     10.2%

                                 100.0%                    100.0%


[End Sidebar]

In contrast, most Japanese stocks were hobbled by a depreciating yen. Convinced that Japan's financial condition had stopped deteriorating, investors pushed up stock prices 6.3%, as measured with the weaker yen - a gain that translated into a 4.4% decline for U.S.-based investors. While a number of fund investments fell in price, we are pleased to note that more than half of our Japanese holdings bucked the downward trend. Among larger positions, Sony, Tokyo Electron, Honda and Rohm all increased by double digits.

BROAD STRENGTH IN THE PORTFOLIO

As we have often mentioned, our primary focus is on individual companies rather than geographic regions. The portfolio's largest investments generally reflect our strongest convictions about specific businesses that we believe provide exceptional value and have attractive prospects for the long run.

The benefit of that emphasis was demonstrated during this most recent reporting period. New Perspective's ten largest holdings are broadly diversified, representing five countries and nine industries. Seven of them advanced in price, making a substantial contribution to the fund's strong showing. Notable gainers included Taiwan Semiconductor Manufacturing - which more than doubled in price - Viacom, International Paper and Nestle.

There was strength throughout the portfolio: Of more than 210 companies held for the entire six months, nearly 170 rose in price. Among industries, energy stocks benefited from rising oil prices, boosting returns for such longtime holdings as ENI, Petrobras and Royal Dutch/Shell. Stocks of materials producers
- chemicals, metals and mining, and paper and forest products - also did very well.

There were some dark spots. Insurance companies were weighed down by rising costs and a difficult business environment. Communications stocks have yet to regain their vigor, putting pressure on larger holdings such as Vodafone and AT&T. Pharmaceutical stocks were generally weak as well, although AstraZeneca, the fund's largest holding, rose in price. We continue to be optimistic about the prospects for pharmaceuticals and hold nearly 10% of net assets in well-managed drug concerns with promising product pipelines. With the declines, we increased a few of our holdings.

MOVING OUT OF THE STORM

World economies have likely put the worst of their difficulties behind them. Business activity has begun to firm. Inventories have shrunk, demand has remained stable and production has begun to rise. That said, profits in general are still lackluster and markets have been quite skittish since the close of the reporting period. Given the uncertain environment, we would expect this recovery to move at a moderate pace.

In the meantime, we are cautiously optimistic about the future. New Perspective Fund invests in the stocks of innovative, well-managed companies around the globe. Bolstered by our research, we are confident that most of them will emerge with renewed strength - a vigor that over time should reward patient shareholders.

We look forward to reporting to you again in six months.

Cordially,

/s/ Walter P. Stern
Walter P. Stern
Chairman of the Board

/s/ Gina H. Despres
Gina H. Despres
President

May 13, 2002

New Perspective Fund, Inc.
Investment portfolio, March 31, 2002
[pie chart]
Largest industry holdings

Pharmaceuticals                               9.72%
Oil & gas                                     6.10
Media                                         6.01
Semiconductor equipment & products            5.78
Metals & mining                               4.94
Other industries                             56.49
Bonds & notes                                  .13
Cash & equivalents                           10.83
[end chart]
                                              Percent
                                              of net
Largest individual equity holdings            assets

AstraZeneca                                    3.37%
Philip Morris                                    2.84
Taiwan Semiconductor Manufacturing               1.88
Viacom                                           1.85
Pfizer                                           1.84
Tyco International                               1.51
Nestle                                           1.50
ING Groep                                        1.34
International Paper                              1.29
American International Group                     1.19

New Perspective Fund, Inc.                                                                              unaudited
Investment portfolio, March 31, 2002



                                                                                          Shares or        Market
                                                                                          principal         value
Equity securities (common and preferred stocks)                                        amount (000)         (000)
PHARMACEUTICALS  -  9.72%
AstraZeneca PLC (United Kingdom)                                                          19,545,994      $970,912
AstraZeneca PLC (ADR)                                                                        555,000        27,522
Pfizer Inc (USA)                                                                          13,720,000       545,233
Pharmacia Corp. (USA)                                                                      4,225,000       190,463
Shionogi & Co., Ltd. (Japan)                                                              12,348,000       185,243
Merck & Co., Inc. (USA)                                                                    2,300,000       132,434
Elan Corp., PLC (ADR) (Ireland) (1)                                                        9,042,200       125,777
Johnson & Johnson (USA)                                                                    1,700,000       110,415
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)                                         1,600,000        87,472
Bristol-Myers Squibb Co. (USA)                                                             2,150,000        87,053
Chugai Pharmaceutical Co., Ltd. (Japan)                                                    7,278,000        79,885
Aventis SA (France)                                                                        1,070,000        73,820
H. Lundbeck A/S (Denmark) (1)                                                              2,533,765        72,779
Sanofi-Synthelabo (France)                                                                   940,000        60,266
Forest Laboratories, Inc. (USA) (1)                                                          620,000        50,654
Novartis AG (Switzerland)                                                                  1,000,000        39,291
Schering-Plough Corp. (USA)                                                                1,200,000        37,560


OIL & GAS  -  6.10%
ChevronTexaco Corp. (formed by the merger                                                  3,770,400       340,354
of Chevron Corp. and Texaco Inc.) (USA)
ENI SpA (Italy)                                                                           21,550,000       314,885
Petroleo Brasileiro SA - Petrobras (ADR) (Brazil)                                          5,956,900       157,679
Petroleo Brasileiro SA - Petrobras, preferred nominative (ADR)                             5,127,000       127,816
Royal Dutch Petroleum Co. (New York registered) (Netherlands)                              2,452,000       133,193
"Shell" Transport and Trading Co., PLC (United Kingdom)                                   14,000,000       104,368
Norsk Hydro AS (Norway)                                                                    3,824,000       184,909
TOTAL FINA ELF SA, Class B (France)                                                          515,688        79,511
TOTAL FINA ELF SA, Class B (ADR)                                                             750,000        57,450
Imperial Oil Ltd. (Canada)                                                                 3,000,000        89,520
Unocal Corp. (USA)                                                                         1,500,000        58,425
Talisman Energy Inc. (Canada)                                                              1,200,000        50,050
Phillips Petroleum Co. (USA)                                                                 600,000        37,680
LUKoil Holding (ADR) (Russia)                                                                630,000        37,012
PanCanadian Energy Corp. (Canada)                                                          1,094,400        32,547


MEDIA  -  6.01%
Viacom Inc., Class B, nonvoting (USA) (1)                                                  9,840,000       475,961
Viacom Inc., Class A (1)                                                                   1,500,000        72,900
Clear Channel Communications, Inc. (USA) (1)                                               5,427,300       279,017
AOL Time Warner Inc. (USA) (1)                                                             9,850,000       232,952
News Corp. Ltd. (ADR) (Australia)                                                          4,601,600       130,593
News Corp. Ltd., preferred (ADR)                                                           1,849,600        44,390
News Corp. Ltd.                                                                            3,971,130        27,801
News Corp. Ltd., preferred                                                                 1,223,279         7,180
Interpublic Group of Companies, Inc. (USA)                                                 3,300,000       113,124
Vivendi Universal (France)                                                                 2,320,000        90,094
Vivendi Universal (ADR)                                                                      452,000        17,402
Grupo Televisa, SA, ordinary participation                                                 2,031,400        98,543
 certificates (ADR) (Mexico) (1)
WPP Group PLC (United Kingdom)                                                             4,500,000        51,443
Independent News & Media PLC (Ireland)                                                    26,453,850        50,697
Dow Jones & Co., Inc. (USA)                                                                  600,000        34,932
Lagardere Groupe SCA (France)                                                                700,000        33,171
TMP Worldwide Inc. (USA) (1)                                                                 450,000        15,511
Granada PLC (United Kingdom)                                                               2,377,708         4,643


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  5.78%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1)                                 201,329,440       556,525
Texas Instruments Inc. (USA)                                                               5,750,000       190,325
Tokyo Electron Ltd. (Japan)                                                                1,909,600       129,706
ASML Holding NV (New York registered) (Netherlands) (1)                                    2,675,000        67,865
ASML Holding NV (1)                                                                        2,200,000        55,385
Linear Technology Corp. (USA)                                                              2,250,000        99,495
Applied Materials, Inc. (USA) (1)                                                          1,820,000        98,771
Xilinx, Inc. (USA) (1)                                                                     2,430,800        96,892
Micron Technology, Inc. (USA) (1)                                                          2,000,000        65,800
Agere Systems Inc., Class A (USA) (1)                                                     16,855,584        65,568
Samsung Electronics Co., Ltd. (South Korea)                                                  214,000        59,797
Rohm Co., Ltd. (Japan)                                                                       400,000        58,982
Altera Corp. (USA) (1)                                                                     2,620,900        57,319
AIXTRON AG (Germany)                                                                       2,539,676        46,459
KLA-Tencor Corp. (USA) (1)                                                                   600,000        39,900
Advanced Micro Devices, Inc. (USA) (1)                                                     1,400,000        20,594


METALS & MINING  -  4.94%
Barrick Gold Corp. (merged with Homestake                                                 14,750,000       273,760
 Mining Co.) (Canada)
Newmont Mining Corp. (USA)                                                                 9,464,400       262,069
Alcoa Inc. (USA)                                                                           6,400,000       241,536
Anglo American PLC (United Kingdom)                                                       10,500,000       174,598
Anglo American PLC (ADR)                                                                   2,500,000        41,175
BHP Billiton Ltd. (Australia)                                                             11,133,362        67,725
BHP Billiton PLC (United Kingdom)                                                         10,372,416        59,176
Pohang Iron & Steel Co., Ltd. (South Korea)                                                1,065,280       112,433
Placer Dome Inc. (Canada)                                                                  9,000,000       110,250
WMC Ltd. (Australia)                                                                      12,449,200        64,635
Gold Fields Ltd. (South Africa)                                                            5,191,105        54,431
Cia. Vale do Rio Doce, preferred nominative,                                                  38,400             0
 Class B (Brazil) (1) (2)


BANKS  -  4.51%
Royal Bank of Canada (Canada)                                                              8,634,000       288,306
Bank of America Corp. (USA)                                                                4,000,000       272,080
Bank of Nova Scotia (Canada)                                                               7,719,000       254,894
Westpac Banking Corp. (Australia)                                                         16,049,832       133,687
Societe Generale (France)                                                                  1,996,400       126,082
Credit Suisse Group (Switzerland) (1)                                                      2,180,000        82,546
DBS Group Holdings Ltd. (Singapore)                                                        6,128,700        49,197
Sumitomo Mitsui Banking Corp. (Japan)                                                     12,206,000        48,769
Toronto-Dominion Bank (Canada)                                                             1,223,700        33,527
HSBC Holdings PLC (United Kingdom)                                                         2,450,000        28,357
ABN AMRO Holding NV (Netherlands)                                                          1,000,000        18,964


FOOD PRODUCTS  -  4.34%
Nestle SA (Switzerland)                                                                    2,000,000       444,286
Groupe Danone (France)                                                                     1,756,898       206,762
Unilever NV (Netherlands)                                                                  2,640,000       151,321
Unilever NV (New York Registered)                                                            600,000        34,080
Unilever PLC (United Kingdom)                                                             17,215,526       137,909
Archer Daniels Midland Co. (USA)                                                           8,020,687       111,728
Orkla AS (Norway)                                                                          4,350,000        78,479
Kraft Foods Inc., Class A (USA)                                                            2,000,000        77,300
Sara Lee Corp. (USA)                                                                       2,065,300        42,876


INSURANCE  -  4.13%
American International Group, Inc. (USA)                                                   4,897,569       353,311
Allianz AG (Germany)                                                                         792,000       186,966
Munchener Ruckversicherungs-Gesellschaft AG (Germany)                                        720,000       178,750
QBE Insurance Group Ltd. (Australia)                                                      28,098,205       107,801
Manulife Financial Corp. (Canada)                                                          3,900,000       107,022
AEGON NV (Netherlands)                                                                     3,968,888        96,735
Berkshire Hathaway Inc., Class A (USA) (1)                                                       860        61,146
Fairfax Financial Holdings Ltd. (Canada)                                                     352,800        36,482
Fairfax Financial Holdings Ltd. (3)                                                           93,000         9,617
Assicurazioni Generali SpA (Italy)                                                         1,200,000        29,583
Yasuda Fire and Marine Insurance Co., Ltd. (Japan)                                         4,297,000        22,092
Royal & Sun Alliance Insurance Group PLC (United Kingdom)                                  5,000,000        21,025
Zurich Financial Services (Switzerland)                                                       50,000        11,582


PAPER & FOREST PRODUCTS  -  3.48%
International Paper Co. (USA)                                                              8,900,000       382,789
Georgia-Pacific Corp., Georgia-Pacific Group (USA)                                         6,100,000       182,695
Stora Enso Oyj, Class R  (Finland)                                                        10,000,000       126,309
UPM-Kymmene Corp. (Finland)                                                                3,253,000       111,081
Weyerhaeuser Co. (USA)                                                                     1,300,000        81,718
Abitibi-Consolidated Inc. (Canada)                                                         9,061,755        81,051
Rayonier Inc. (USA)                                                                          700,000        37,296
Louisiana-Pacific Corp. (USA)                                                              2,550,000        27,387


TOBACCO  -  2.91%
Philip Morris Companies Inc. (USA)                                                        15,950,000       840,086
Gallaher Group PLC (United Kingdom)                                                        2,905,100        22,361


BEVERAGES  -  2.84%
Coca-Cola Co. (USA)                                                                        6,300,000       329,238
Coca-Cola Enterprises Inc. (USA)                                                           8,950,000       168,081
PepsiCo, Inc. (USA)                                                                        2,250,000       115,875
Heineken NV (Netherlands)                                                                  2,290,000        93,158
Cia. de Bebidas das Americas - AmBev, preferred                                            4,250,000        82,917
 nominative (ADR) (Brazil)
Anheuser-Busch Companies, Inc. (USA)                                                         980,000        51,156


INDUSTRIAL CONGLOMERATES  -  2.72%
Tyco International Ltd. (USA)                                                             13,800,000       446,016
Siemens AG (Germany)                                                                       4,540,000       296,610
General Electric Co. (USA)                                                                 1,050,000        39,322
Smiths Group PLC (United Kingdom)                                                          2,105,921        24,344


WIRELESS TELECOMMUNICATION SERVICES  -  2.70%
Vodafone Group PLC (United Kingdom)                                                      134,120,686       248,050
NTT DoCoMo, Inc. (Japan) (1) (4)                                                              64,572       170,862
NTT DoCoMo, Inc.                                                                              16,143        42,837
America Movil SA de CV, Series L (ADR) (Mexico)                                           10,744,060       213,377
KDDI Corp. (Japan)                                                                            33,400        86,868
Bouygues SA (France)                                                                       1,000,000        32,623
Nextel Communications, Inc., Series D, 13.00%                                                 11,363         4,659
 exchangeable preferred 2009 (USA) (1)  (5)


HOTELS, RESTAURANTS & LEISURE  -  2.64%
Starbucks Corp. (USA) (1)                                                                 13,300,000       307,629
Carnival Corp. (USA)                                                                       6,915,200       225,781
McDonald's Corp. (USA)                                                                     6,230,000       172,882
MGM Mirage, Inc.  (USA) (1)                                                                2,100,000        76,083


DIVERSIFIED FINANCIALS  -  2.36%
ING Groep NV (Netherlands)                                                                13,746,170       373,598
ING Groep NV, Class B, warrants, expire 2008 (1)                                           1,265,000        22,480
J.P. Morgan Chase & Co. (USA)                                                              5,010,000       178,606
Citigroup Inc. (USA)                                                                       1,840,000        91,117
Investor AB, Class B (Sweden)                                                              2,800,000        31,462


DIVERSIFIED TELECOMMUNICATION SERVICES  -  1.94%
AT&T Corp. (USA)                                                                          16,300,000       255,910
SBC Communications Inc. (USA)                                                              3,150,000       117,936
Swisscom AG (Switzerland)                                                                    310,000        93,538
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                                      1,200,000        48,468
Deutsche Telekom AG (Germany)                                                              2,500,000        37,675
Telecom Italia SpA, nonvoting savings shares (Italy)                                       3,492,100        19,094
NTL Inc. (USA) (1) (2)                                                                     4,500,000           900


AUTOMOBILES  -  1.70%
Honda Motor Co., Ltd. (Japan)                                                              3,240,000       131,407
Suzuki Motor Corp. (Japan)                                                                 9,052,000       103,656
Nissan Motor Co., Ltd. (Japan)                                                            12,189,000        86,191
Renault SA (France)                                                                        1,500,000        71,866
DaimlerChrysler AG (Germany)                                                               1,000,000        45,341
General Motors Corp. (USA)                                                                   700,000        42,315
Ford Motor Company Capital Trust II 6.50% cumulative                                            $375        21,090
 convertible trust preferred 2032 (USA)


COMPUTERS & PERIPHERALS  -  1.62%
Dell Computer Corp. (USA) (1)                                                              5,927,200       154,759
International Business Machines Corp. (USA)                                                1,150,000       119,600
Sun Microsystems, Inc. (USA) (1)                                                          10,000,000        88,200
Compaq Computer Corp. (USA)                                                                7,575,000        79,159
Hewlett-Packard Co. (USA)                                                                  2,118,600        38,008


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  1.62%
EPCOS AG (Germany) (1)                                                                     3,006,400       138,591
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                             26,625,600       122,794
Hitachi, Ltd. (Japan)                                                                      8,550,000        59,815
Samsung Electro-Mechanics Co., Ltd. (South Korea)                                            986,560        58,055
Hoya Corp. (Japan)                                                                           800,000        54,519
Agilent Technologies, Inc. (USA) (1)                                                       1,300,000        45,448


COMMUNICATIONS EQUIPMENT  -  1.45%
Nokia Corp., Class A (ADR) (Finland)                                                       6,750,000       139,995
Nokia Corp., Class A                                                                       6,070,000       128,118
Cisco Systems, Inc. (USA) (1)                                                              5,750,000        97,347
Motorola, Inc. (USA)                                                                       2,500,000        35,500
Crown Castle International Corp. (USA) (1)                                                 3,372,457        22,292
Crown Castle International Corp. 6.25%                                                       255,900         5,134
 convertible preferred 2012 (1)


CHEMICALS  -  1.43%
Dow Chemical Co. (USA)                                                                     4,738,400       155,040
L'Air Liquide (France)                                                                       549,010        80,441
Valspar Corp. (USA)                                                                        1,512,200        71,164
Rohm and Haas Co. (USA)                                                                    1,500,000        63,405
Methanex Corp. (Canada) (1) (6)                                                            7,250,000        53,606


SOFTWARE  -  1.38%
Microsoft Corp. (USA) (1)                                                                  3,200,000       192,992
Cadence Design Systems, Inc. (USA) (1)                                                     4,673,600       105,670
Amdocs Ltd. (USA) (1)                                                                      3,550,000        94,607
Oracle Corp. (USA) (1)                                                                     1,227,800        15,716


HOUSEHOLD DURABLES  -  1.20%
Nintendo Co., Ltd. (Japan)                                                                 1,203,200       178,326
Sony Corp. (Japan)                                                                         1,864,800        94,189
Koninklijke Philips Electronics NV (Netherlands)                                           2,740,000        83,467


ENERGY EQUIPMENT & SERVICES  -  1.19%
Baker Hughes Inc. (USA)                                                                    7,000,000       267,750
Schlumberger Ltd. (USA)                                                                      735,700        43,274
Halliburton Co. (USA)                                                                      2,500,000        42,675


FOOD & DRUG RETAILING  -  1.07%
Koninklijke Ahold NV (Netherlands)                                                        12,045,200       315,617


CONTAINERS & PACKAGING  -  0.79%
Smurfit Group (Ireland) (6)                                                               54,400,000       124,630
Smurfit-Stone Container Corp. (USA) (1)                                                    6,455,700       110,651


MACHINERY  -  0.79%
Mitsubishi Heavy Industries, Ltd. (Japan)                                                 39,600,000       128,965
Deere & Co. (USA)                                                                          1,300,000        59,215
Parker Hannifin Corp. (USA)                                                                  900,000        44,910


COMMERCIAL SERVICES & SUPPLIES  -  0.78%
Cendant Corp. (USA) (1)                                                                    5,200,000        99,840
Rentokil Initial PLC (United Kingdom)                                                     10,000,000        40,339
Pitney Bowes Inc. (USA)                                                                      800,000        34,240
Securitas AB, Class B (Sweden)                                                             1,700,000        33,695
Chubb PLC (United Kingdom)                                                                 8,803,123        22,273


OFFICE ELECTRONICS  -  0.66%
Xerox Corp. (USA) (1)                                                                     10,500,000       112,875
Canon, Inc. (Japan)                                                                        2,330,000        82,907


PERSONAL PRODUCTS  -  0.66%
Avon Products, Inc. (USA)                                                                  1,650,000        89,628
Shiseido Co., Ltd. (Japan)                                                                 7,123,000        70,774
Gillette Co. (USA)                                                                         1,000,000        34,010


ELECTRIC UTILITIES  -  0.66%
Scottish Power PLC (United Kingdom)                                                       22,757,902       116,619
National Grid Group PLC (United Kingdom)                                                  11,735,100        77,489


ELECTRICAL EQUIPMENT  -  0.61%
Nitto Denko Corp. (Japan)                                                                  4,770,000       137,724
Rockwell Automation (USA)                                                                  1,400,000        28,084
Ushio Inc. (Japan)                                                                         1,092,000        13,583


AEROSPACE & DEFENSE  -  0.57%
Bombardier Inc., Class B (Canada)                                                          7,200,000        64,851
Lockheed Martin Corp. (USA)                                                                1,100,000        63,338
Rockwell Collins, Inc. (USA)                                                               1,000,000        25,220
Honeywell International Inc. (USA)                                                           400,000        15,308
United Technologies Corp. (USA)                                                                9,700           720


AIR FREIGHT & LOGISTICS  -  0.57%
United Parcel Service, Inc., Class B (USA)                                                 2,204,400       134,028
TPG NV (Netherlands)                                                                       1,652,573        34,305


OTHER  -  3.04%
Kimberly-Clark Corp. (USA)                                                                 1,550,000       100,208
Wal-Mart Stores, Inc. (USA)                                                                1,350,000        82,741
Luxottica Group SpA (ADR) (Italy)                                                          3,741,000        72,501
Kingfisher PLC (United Kingdom)                                                           12,482,453        68,857
Quintiles Transnational Corp. (USA) (1)                                                    3,701,000        65,693
eBay Inc. (USA) (1)                                                                        1,100,000        62,304
Asahi Glass Co., Ltd. (Japan)                                                              9,592,000        58,282
Medtronic, Inc. (USA)                                                                      1,260,000        56,965
Japan Airlines Co., Ltd. (Japan) (1)                                                      20,000,000        53,072
Wal-Mart de Mexico, SA de CV, Series V (Mexico)                                           10,995,004        36,199
Wal-Mart de Mexico, SA de CV, Class C                                                      3,624,400        10,420
Genentech, Inc. (USA) (1)                                                                    898,800        45,344
VeriSign, Inc. (USA) (1)                                                                   1,500,000        40,500
Yahoo! Inc. (USA) (1)                                                                      1,668,100        30,810
AMR Corp. (USA) (1)                                                                        1,100,000        29,051
Mirant Corp. (USA) (1)                                                                     1,900,000        27,455
Holcim Ltd. (Switzerland)                                                                     95,000        21,499
Nippon Sheet Glass Co., Ltd. (Japan)                                                       5,882,000        20,176
AES Corp. (USA) (1)                                                                        1,860,000        16,740
TI Automotive Ltd., Class A (United Kingdom) (1) (2)                                       4,578,091             0


Miscellaneous  -  0.13%
Other equity securities in initial period of acquisition                                                    38,730

Total equity securities (cost: $21,952,493,000)                                                         26,353,797



                                                                                          Principal        Market
                                                                                             amount         value
Fixed income securities                                                                       (000)         (000)

MEDIA  -  0.10%
Charter Communications Holdings, LLC 0%/13.50% 2011 (7)                                      $46,950       $29,578


WIRELESS TELECOMMUNICATION SERVICES  -  0.03%
Nextel Partners, Inc. 0%/14.00% 2009 (7)                                                      17,212         8,434



Total fixed-income (cost: $42,444,000)                                                                      38,012



                                                                                          Principal        Market
                                                                                             amount         value
Short-term securities                                                                         (000)         (000)

Corporate short-term notes  -  5.66%
Spintab AB (Swedmortgage) 1.79%-1.93% due 4/26-6/19/2002                                    $125,000      $124,636
Den Danske Corp. Inc. 1.73%-1.90% due 4/4-6/4/2002                                            92,600        92,427
Mont Blanc Capital Corp. 1.80%-1.82% due 4/8-4/22/2002 (3)                                    87,300        87,228
Procter & Gamble Co. 1.79%-1.87% due 5/14-6/17/2002 (3)                                       75,000        74,750
CBA (Delaware) Finance Inc. 1.80%-1.89% due 5/28-6/11/2002                                    75,000        74,725
Eksportfinans ASA 1.86%-1.90% due 6/10-6/12/2002                                              63,900        63,642
Telstra Corp. Ltd. 1.62%-1.81% due 4/19-5/24/2002                                             60,000        59,893
American Honda Finance Corp. 1.78%-1.82%                                                      50,000        49,930
 due 4/11-5/22/2002
Nestle Capital Corp. due 1.79% 4/12-5/21/2002 (3)                                             50,000        49,922
Unilever Capital Corp. 1.81%-1.82% due 5/13-5/21/2002 (3)                                     50,000        49,882
Asset Securitization Corp. 1.79% due 5/20/2002 (3)                                            50,000        49,876
Corporate Asset Funding Co. Inc. 1.82%-1.89%                                                  50,000        49,864
 due 5/6-6/3/2002 (3)
ANZ (Delaware) Inc. 1.79% due 5/28/2002                                                       50,000        49,856
GlaxoSmithKline Finance PLC 1.82%-1.88% due 5/20-6/12/2002                                    50,000        49,835
Westdeutsche Landesbank Girozentrale 1.82%-1.92%                                              50,000        49,819
 due 5/22-6/21/2002
Stadshypotek Delaware Inc. 1.81%-1.90% due 5/31-6/12/2002 (3)                                 50,000        49,813
Societe Generale N.A. Inc. 1.85%-1.90% due 5/29-6/21/2002                                     50,000        49,807
Lloyds Bank PLC 1.72%-1.75% due 4/8-4/11/2002                                                 49,500        49,477
BNP Paribas 1.89%-1.91% due 6/20-6/24/2002                                                    48,800        48,575
UBS Finance (Delaware) Inc. 1.85%-1.88% due 4/1-6/6/2002                                      45,700        45,610
E.W. Scripps Co. 1.82%-1.92% due 6/5-6/14/2002 (3)                                            45,000        44,825
Svenska Handelsbanken 1.79% due 4/15-4/18/2002                                                43,000        42,965
Bank of Nova Scotia 1.805% due 4/29/2002                                                      40,000        39,942
American Express Credit Corp. 1.62%-1.80% due 4/12/2002                                       35,000        34,981
Rio Tinto PLC 1.61%-1.92% due 4/19-6/20/2002 (3)                                              30,000        29,950
Westpac Capital Corp. 1.72% due 5/13/2002                                                     30,000        29,938
General Electric Capital Corp. 1.77% due 4/8/2002                                             29,900        29,888
SBC Communications Inc. 1.85%-1.94% due 6/5-7/9/2002 (3)                                      27,300        27,149
Edison Asset Securitization LLC 1.91% due 6/17/2002 (3)                                       25,249        25,137
Barclays U.S. Funding Corp. 1.74% due 4/10/2002                                               25,000        24,988
Deutsche Bank Financial Inc. 1.795% due 4/23/2002                                             25,000        24,971
Electricite de France 1.79%% due 4/26/2002                                                    25,000        24,968
ABN AMRO North America Finance Inc. 1.80% due 5/7/2002                                        25,000        24,954
Canadian Imperial Holdings Inc. 1.81% due 5/31/2002                                           25,000        24,918
Royal Bank of Canada 1.80% due 4/30/2002                                                      18,000        17,973
BP Amoco Capital PLC 1.78% due 5/7/2002                                                       12,100        12,078


Federal agency discount notes  -  3.52%
Fannie Mae 1.605%-1.99% due 4/3-7/8/2002                                                     637,219       635,754
Freddie Mac 1.66%-1.87% due 4/2-6/28/2002                                                    211,200       210,734
Federal Home Loan Banks 1.74%-1.875% due 5/2-6/14/2002                                        87,838        87,605
International Bank for Reconstruction and Development                                         75,500        75,358
 1.76% due 5/6-5/13/2002
Sallie Mae 2.004% due 4/18/2002 (8)                                                           30,000        30,000


Certificates of deposit  -  1.32%
ABN AMRO North America Finance Inc. 1.61%-1.84%                                               70,000        69,996
 due 4/16-6/11/2002
Rabobank Nederland NV 1.93% due 5/16/2002                                                     50,000        50,010
Barclays Bank Euro CD 1.94% due 6/26/2002                                                     50,000        50,004
Lloyds Bank PLC 1.90% due 6/18/2002                                                           50,000        50,000
Toronto-Dominion Holdings USA Inc. 1.90%-1.93%                                                50,000        49,998
 due 6/12-6/25/2002
Royal Bank of Scotland Group PLC 1.76% due 5/15/2002                                          25,000        25,004
Barclays Bank PLC 1.87% due 5/20/2002                                                         25,000        25,001
ING Bank (London) NV Euro CD 1.94% due 6/19/2002                                              25,000        25,001
Canadian Imperial Bank of Commerce 1.91% due 6/14/2002                                        25,000        25,001
Bank of Nova Scotia 1.66% due 4/18/2002                                                       19,300        19,300


U.S. Treasuries  -  0.06%
U.S. Treasury Bills 1.72% due 5/23/2002                                                       17,600        17,555

Total short-term securities (cost: $3,125,738,000)                                                       3,125,513

Total investment securities (cost: $25,120,675,000)                                                     29,517,322

New Taiwanese Dollar (cost: $9,274,000)                                                  NT$281,936          8,076

Excess of cash and receivables over payables                                                                71,911

Net assets                                                                                             $29,597,309

(1) Non-income-producing security.
(2) Valued under procedures established by the Board of Directors.
(3) Purchased in a private placement transaction;
 resale may be limited to qualified institutional buyers; resale to the public may require registration.
(4) This security has been authorized but has not yet been issued.
(5) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(6) The fund owns 5.60% and 5.01% of the outstanding voting securities of Methanex Corp. and
      Smurfit Group, respectively, and thus is considered an affiliate of these companies under the Investment Company Act of 1940.
(7) Step bond; coupon rate will increase at a later date.
(8) Coupon rate may change periodically.

ADR = American Depositary Receipts

See Notes to Financial Statements

Equity securities appearing in the portfolio since September 30, 2001:
Ford Motor
AES
DaimlerChrysler
DBS Group
eBay
Forest Laboratories
Gillette
Holcim
KLA-Tencor
Nissan Motor
PanCanadian Energy
Securitas
Shiseido
Societe Generale
United Technologies
VeriSign

Equity securities eliminated from the portfolio since September 30, 2001:
Adecco
Australia and New Zealand Banking
BAE SYSTEMS
Bank of Montreal
Canadian Pacific
Compass Group
Walt Disney
Dover Corp. (USA)
Telefonaktiebolaget LM Ericsson
Gap
Hirose Electric
Korea Telecom
Lucent Technologies
Marubeni
Murata
OM AB
Sprint FON Group
TDC A/S
Usinor
Williams Communications Group
Williams Companies
WorldCom
Zimmer Holdings

New Perspective Fund
Financial statements
(dollars and shares in thousands,
 except per share amounts)                                                                                    Unaudited
Statement of assets and liabilities
at March 31, 2002
Assets:
 Investment securities at market:
  Unaffiliated issuers (cost: $24,947,466)                                              $29,339,086
  Affiliated issuers (cost: $173,209)                                                       178,236         $29,517,322
 Cash denominated in non-U.S. currencies
  (cost: $9,274)                                                                                                  8,076
 Cash                                                                                                             3,727
 Receivables for:
  Sales of investments                                                                       17,856
  Sales of fund's shares                                                                     55,322
  Dividends and interest                                                                     76,304             149,482
 Other assets                                                                                                       178
                                                                                                             29,678,785
Liabilities :
 Payables for:
  Purchases of investments                                                                   30,623
  Repurchases of fund's shares                                                               30,444
  Investment advisory services                                                                9,908
  Services provided by affiliates                                                             8,647
  Deferred Directors' compensation                                                            1,373
  Other fees and expenses                                                                       481              81,476
Net assets at March 31, 2002                                                                                $29,597,309

Net assets consist of:
 Capital paid in on shares of capital stock                                                                 $25,310,107
 Undistributed net investment income                                                                             48,965
 Undistributed net realized loss                                                                               (156,869)
 Net unrealized appreciation                                                                                  4,395,106
Net assets at March 31, 2002                                                                                $29,597,309

Total authorized capital stock -
 2,000,000 shares, $.001 par value
                                                                                             Shares     Net asset value
                                                                   Net assets           outstanding           per share
                                                                                                                    (1)
Class A                                                             $28,499,598           1,288,122              $22.12
Class B                                                                 656,425              29,952               21.92
Class C                                                                 242,790              11,083               21.91
Class F                                                                 179,127               8,099               22.12
Class 529-A                                                              13,052                 590               22.12
Class 529-B                                                               2,631                 119               22.10
Class 529-C                                                               3,514                 159               22.10
Class 529-E                                                                 172                   8               22.12
(1) Maximum offering price and redemption price
per share are equal to the net asset value per
share for all share classes, except for Class A
and Class 529-A, for which the maximum offering
price per share is $23.50 for each.

Statement of operations
for the six months ended March 31, 2002
(dollars in thousands)
Investment income:                                                                                            Unaudited

 Income:
  Dividends (net of non-U.S. withholding tax                                               $161,415
                      of $8,991)
  Interest (net of non-U.S. withholding tax
                      of $13)                                                                38,950            $200,365

 Fees and expenses:
  Investment advisory services                                                               55,595
  Distribution services                                                                      37,353
  Transfer agent services                                                                    16,044
  Administrative services                                                                       247
  Reports to shareholders                                                                       903
  Registration statement and prospectus                                                       1,036
  Postage, stationery and supplies                                                            2,270
  Directors' compensation                                                                        36
  Auditing and legal                                                                             86
  Custodian                                                                                   2,783
  State and local taxes                                                                         475
  Other                                                                                          45             116,873
 Net investment income                                                                                           83,492

Net realized loss and unrealized
 appreciation on investments
 and non-U.S. currency:
 Net realized loss on:
  Investments                                                                              (155,847)
  Non-U.S. currency transactions                                                               (322)           (156,169)
 Net unrealized appreciation (depreciation) on:
  Investments                                                                             3,537,614
  Non-U.S. currency translations                                                               (385)          3,537,229
   Net realized loss and
    unrealized appreciation
    on investments and non-U.S. currency                                                                      3,381,060
Net increase in net assets resulting
 from operations                                                                                             $3,464,552




Statement of changes in net assets                                                      (dollars in          thousands)

                                                                                         Six months          Year ended
                                                                                    ended March 31,       September 30,
                                                                                              2002*                 2001
Operations:
 Net investment income                                                                      $83,492            $427,239
 Net realized (loss) gain on investments and
  non-U.S. currency transactions                                                           (156,169)             33,144
 Net unrealized appreciation (depreciation)
  on investments and non-U.S. currency                                                    3,537,229          (7,599,816)
 translations
  Net increase (decrease) in net assets
   resulting from operations                                                              3,464,552          (7,139,433)

Dividends and distributions paid to
 shareholders:
  Dividends from net investment income                                                     (347,748)           (357,423)
  Distributions from net realized gain
   on investments                                                                                 -          (3,611,586)
    Total dividends and distributions paid
     to shareholders                                                                       (347,748)         (3,969,009)

Capital share transactions                                                                  794,364           3,122,963

Total increase (decrease) in net assets                                                   3,911,168          (7,985,479)

Net assets:
 Beginning of period                                                                     25,686,141          33,671,620
 End of period (including undistributed
  net investment income: $48,965 and $320,221
  respectively)                                                                         $29,597,309         $25,686,141

*Unaudited.

See Notes to Financial Statements


Notes to financial statements      unaudited

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - New Perspective Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital through investments all over the world, including the United States.

The fund offers nine share classes consisting of four retail share classes and five CollegeAmerica savings plan share classes. The CollegeAmerica savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education.

The fund's share classes are described below:

SHARE CLASS                    INITIAL SALES       CONTINGENT DEFERRED           CONVERSION FEATURE
                               CHARGE              SALES CHARGE UPON
                                                   REDEMPTION

Class A and Class 529-A        Up to 5.75%         None                          None

Class B and Class 529-B        None                Declines from 5% to           Class B and Class 529-B convert to Class A
                                                   zero for redemptions          and Class 529-A,
                                                   within six years of           respectively, after
                                                   purchase                      eight years

Class C                        None                1% for redemptions            Class C converts to
                                                   within one year of            Class F after 10 years
                                                   purchase

Class 529-C                    None                1% for redemptions within one year of   None
                                                   purchase

Class 529-E                    None                None                          None

Class F and Class 529-F/*/     None                None                          None


/*/ As of March 31, 2002, there were no Class 529-F shares outstanding.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

SECURITY VALUATION - Equity securities are valued at the last reported sale price on the broadest and most representative exchange or market on which such securities are traded, as determined by the fund's investment adviser, as of the close of business or, lacking any sales, at the last available bid price. Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Forward currency contracts - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2. NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses and capital losses related to sales of securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. As of March 31, 2002, the cost of investment securities for federal income tax purposes was $25,141,152,000.

During the six months ended March 31, 2002, the fund reclassified $7,000,000 from undistributed net investment income and $1,234,000 from undistributed net realized gains to additional paid-in capital to align book with tax reporting.

As of March 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                                  (dollars in thousands)

Undistributed net investment income and currency gains            $49,713

Accumulated short-term losses                                     (168,722)

Undistributed long-term gains                                     24,601

Unrealized appreciation                                           6,247,777

Unrealized depreciation                                           (1,863,530)



The tax character of distributions paid was as follows:

Six months ended March 31, 2002
                                                         Distributions             from
                                                              ordinary           income

                                                        Net investment       Short-term
                                                            income and          capital
                                                        currency gains            gains
Class A                                                   $    341,768              -
Class B                                                          3,911              -
Class C                                                            829              -
Class F                                                          1,240              -
Total                                                     $    347,748              -
Six months ended March 31, 2002

                                                         Distributions
                                                                  from
                                                             long-term            Total
                                                               capital    distributions
                                                                 gains             paid
Class A                                                            -        $   341,768
Class B                                                            -              3,911
Class C                                                            -                829
Class F                                                            -              1,240
Total                                                              -        $   347,748

Year ended September 30, 2001
                                                         Distributions             from
                                                              ordinary           income

                                                        Net investment       Short-term
                                                            income and          capital
                                                        currency gains            gains
Class A                                                   $    353,625              -
Class B                                                          3,535              -
Class C(1)                                                         161              -
Class F(1)                                                         102              -
Total                                                     $    357,423              -


                                                         Distributions
                                                                  from
                                                             long-term            Total
                                                               capital    distributions
                                                                 gains             paid
Class A                                                   $  3,575,929      $ 3,929,554
Class B                                                         35,657           39,192
Class C(1)                                                         -                161
Class F(1)                                                         -                102
Total                                                     $  3,611,586      $ 3,969,009

(1) Class C and Class F shares were not
offered before March 15, 2001.


4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.365% on such assets in excess of $44 billion. For the six months ended March 31, 2002, the investment advisory services fee was equivalent to an annualized rate of 0.398% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes. Under the plans, the Board of Directors approves certain categories of expenses which are used to finance activities primarily intended to sell fund shares.

The plans provide for annual expenses, based on average daily net assets, of up to 0.25% for Class A shares; up to 0.50% for Class 529-A shares; 1.00% for Class B, Class 529-B, Class C and Class 529-C shares; 0.75% for Class 529-E shares; and up to 0.50% for Class F and Class 529-F shares. In some cases, the Board of Directors approved expense amounts lower than plan limits.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Additionally, the Board of Directors has approved the following categories of distribution expenses:

CLASS A AND CLASS 529-A - Dealers and wholesalers receive commissions from AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. Although the Class 529-A plan has an annual expense limit of 0.50% of average daily net assets, currently the expense is limited to 0.25% of such assets. As of March 31, 2002, unreimbursed expenses which remain subject to reimbursement totaled $7,000 for Class 529-A. There were no unreimbursed expenses which remain subject to reimbursement for Class A.

CLASS B, CLASS 529-B, CLASS C AND CLASS 529-C - Each class pays AFD annual fees of 0.75% of its respective average daily net assets to compensate dealers and wholesalers for shares sold.

CLASS 529-E - AFD is paid annual fees of 0.25% of average daily net assets to compensate dealers and wholesalers for shares sold.

CLASS F AND CLASS 529-F- Although the plan has an annual expense limit of 0.50% of its respective average daily net assets, currently there are no additional approved categories of expense for these classes.

TRANSFER AGENT SERVICES - The fund has a transfer agency agreement with AFS for Class A and Class B shares. Under this agreement, these share classes compensate AFS for transfer agency services including shareholder recordkeeping, communications and transaction processing. AFS is compensated for transfer agency services provided to all other share classes from the administrative services fees paid to CRMC described below.

ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agency and other related shareholder services for all classes of shares other than Class A and Class B. Each relevant class pays CRMC annual fees of 0.15% based on its respective average daily net assets, plus amounts payable for certain transfer agency services. CRMC may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional annual administrative fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan.

Expenses under the agreements described above for the six months ended March 31, 2002, were as follows (dollars in thousands):


FUND SHARE CLASSES    DISTRIBUTION        TRANSFER AGENT              ADMINISTRATIVE SERVICES
                      SERVICES            SERVICES

Class A               $33,682             $15,678                     Not applicable

Class B                2,740               366                        Not applicable

Class C                782                Not applicable              $134

Class F                145                Not applicable               111

Class 529-A            2                  Not applicable                2

Class 529-B            1                  Not applicable              -*

Class 529-C            1                  Not applicable              -*

Class 529-E            -*                 Not applicable              -*


* Amount less than 1,000.

DEFERRED DIRECTORS' AND ADVISORY BOARD COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors and Advisory Board members who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' and Advisory Board fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Six months ended March 31, 2002



                                                                        Sales
                                                                       Amount       Shares
Class A                                                           $ 2,205,445      103,080
Class B                                                               172,216        8,133
Class C                                                               145,324        6,864
Class F                                                               133,610        6,253
Class 529-A(1)                                                         13,069          595
Class 529-B(1)                                                          2,614          119
Class 529-C(1)                                                          3,501          159
Class 529-E(1)                                                            172            8
Total net increase (decrease) in fund                             $ 2,675,951      125,211


                                                                Reinvestments
                                                                 of dividends
                                                                          and
                                                                distributions
                                                                       Amount       Shares
Class A                                                           $   321,388       14,962
Class B                                                                 3,775          177
Class C                                                                   796           37
Class F                                                                 1,117           52
Class 529-A(1)                                                            -            -
Class 529-B(1)                                                            -            -
Class 529-C(1)                                                            -            -
Class 529-E(1)                                                            -            -
Total net increase (decrease) in fund                             $   327,076       15,228



                                                                  Repurchases
                                                                       Amount       Shares
Class A                                                           $(2,151,443)    (100,862)
Class B                                                               (24,194)      (1,147)
Class C                                                                (5,952)        (281)
Class F                                                               (26,961)      (1,255)
Class 529-A(1)                                                           (110)          (5)
Class 529-B(1)                                                             (1)         -*
Class 529-C(1)                                                             (2)         -*
Class 529-E(1)                                                            -*           -*
Total net increase (decrease) in fund                             $(2,208,663)    (103,550)


                                                                Net increase
                                                                       Amount       Shares
Class A                                                           $   375,390       17,180
Class B                                                               151,797        7,163
Class C                                                               140,168        6,620
Class F                                                               107,766        5,050
Class 529-A(1)                                                         12,959          590
Class 529-B(1)                                                          2,613          119
Class 529-C(1)                                                          3,499          159
Class 529-E(1)                                                            172            8
Total net increase (decrease) in fund                             $   794,364       36,889

Year ended September 30, 2001



                                                                        Sales
                                                                       Amount       Shares
Class A                                                           $ 3,780,998      157,588
Class B                                                               326,328       13,669
Class C(2)                                                            102,827        4,558
Class F(2)                                                             75,207        3,344
Total net increase (decrease) in fund                             $ 4,285,360      179,159


                                                                Reinvestments
                                                                 of dividends
                                                                          and
                                                                distributions
                                                                       Amount       Shares
Class A                                                           $ 3,738,129      153,753
Class B                                                                38,168        1,579
Class C(2)                                                                137            6
Class F(2)                                                                 88            4
Total net increase (decrease) in fund                             $ 3,776,522      155,342



                                                                  Repurchases
                                                                       Amount       Shares
Class A                                                           $(4,894,145)    (206,070)
Class B                                                               (36,100)      (1,569)
Class C(2)                                                             (2,127)        (101)
Class F(2)                                                             (6,547)        (299)
Total net increase (decrease) in fund                             $(4,938,919)    (208,039)


                                                                Net increase
                                                                       Amount       Shares
Class A                                                           $ 2,624,982      105,271
Class B                                                               328,396       13,679
Class C(2)                                                            100,837        4,463
Class F(2)                                                             68,748        3,049
Total net increase (decrease) in fund                             $ 3,122,963      126,462

*Amount less than 1,000.
(1) Class 529-A, Class 529-B, Class 529-C and
Class 529-E shares were not offered before
 February 15, 2002.
(2) Class C and Class F shares were not
offered before March 15, 2001.


6. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of March 31, 2002, the total value of restricted securities was $548,013,000, which represents 1.85% of the net assets of the fund.

7. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities of $3,275,964,000 and $3,281,898,000 respectively, during the six months ended March 31, 2002.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended March 31, 2002, the custodian fee of $2,783,000 includes $20,000 that was offset by this reduction, rather than paid in cash.

Financial Highlights (1)



                                                                              Net asset
                                                                                  value,
                                                                               beginning
                                                                               of period
Class A:
 Six months ended 3/31/2002 (2)                                               $    19.74
 Year ended 9/30/2001                                                               28.66
 Year ended 9/30/2000                                                               26.25
 Year ended 9/30/1999                                                               20.50
 Year ended 9/30/1998                                                               21.86
 Year ended 9/30/1997                                                               17.77
Class B:
 Six months ended 3/31/2002 (2)                                                     19.53
 Year ended 9/30/2001                                                               28.54
 Period from 3/15/2000 to 9/30/2000                                                 30.11
Class C:
 Six months ended 3/31/2002 (2)                                                     19.50
 Period from 3/15/2001 to 9/30/2001                                                 22.42
Class F:
 Six months ended 3/31/2002 (2)                                                     19.72
 Period from 3/15/2001 to 9/30/2001                                                 22.59
Class 529-A :
 Period from 2/15/2002 to 3/31/2002 (2)                                             21.05
Class 529-B :
 Period from 2/15/2002 to 3/31/2002 (2)                                             21.05
Class 529-C :
 Period from 2/15/2002 to 3/31/2002 (2)                                             21.05
Class 529-E :
 Period from 3/1/2002 to 3/31/2002 (2)                                              21.49


                                                                            Income from          investment        operations
                                                                                                        Net
                                                                                               gains(losses)
                                                                                    Net        on securities
                                                                              investment      (both realized      Total from
                                                                                  income                 and       investment
                                                                              (loss) (3)     unrealized) (3)       operations
Class A:
 Six months ended 3/31/2002 (2)                                                     $.07       $        2.58      $      2.65
 Year ended 9/30/2001                                                                .34               (5.86)           (5.52)
 Year ended 9/30/2000                                                                .30                4.56             4.86
 Year ended 9/30/1999                                                                .26                7.26             7.52
 Year ended 9/30/1998                                                                .27                (.11)             .16
 Year ended 9/30/1997                                                                .29                4.81             5.10
Class B:
 Six months ended 3/31/2002 (2)                                                     (.01)               2.55             2.54
 Year ended 9/30/2001                                                                .14               (5.80)           (5.66)
 Period from 3/15/2000 to 9/30/2000                                                  .08               (1.65)           (1.57)
Class C:
 Six months ended 3/31/2002 (2)                                                     (.01)               2.54             2.53
 Period from 3/15/2001 to 9/30/2001                                                 (.01)              (2.83)           (2.84)
Class F:
 Six months ended 3/31/2002 (2)                                                      .07                2.58             2.65
 Period from 3/15/2001 to 9/30/2001                                                  .10               (2.87)           (2.77)
Class 529-A :
 Period from 2/15/2002 to 3/31/2002 (2)                                              .05                1.02             1.07
Class 529-B :
 Period from 2/15/2002 to 3/31/2002 (2)                                              .03                1.02             1.05
Class 529-C :
 Period from 2/15/2002 to 3/31/2002 (2)                                              .03                1.02             1.05
Class 529-E :
 Period from 3/1/2002 to 3/31/2002 (2)                                               .03                 .60              .63

                                                                              Dividends                 and     distributions


                                                                               Dividends
                                                                               (from net       Distributions
                                                                              investment       (from capital            Total
                                                                                 income)              gains)    distributions
Class A:
 Six months ended 3/31/2002 (2)                                                    $(.27)                 -             $(.27)
 Year ended 9/30/2001                                                               (.30)             $(3.10)           (3.40)
 Year ended 9/30/2000                                                               (.11)              (2.34)           (2.45)
 Year ended 9/30/1999                                                               (.20)              (1.57)           (1.77)
 Year ended 9/30/1998                                                               (.31)              (1.21)           (1.52)
 Year ended 9/30/1997                                                               (.33)               (.68)           (1.01)
Class B:
 Six months ended 3/31/2002 (2)                                                     (.15)                  -             (.15)
 Year ended 9/30/2001                                                               (.25)              (3.10)           (3.35)
 Period from 3/15/2000 to 9/30/2000                                                    -                   -                -
Class C:
 Six months ended 3/31/2002 (2)                                                     (.12)                  -             (.12)
 Period from 3/15/2001 to 9/30/2001                                                 (.08)                  -             (.08)
Class F:
 Six months ended 3/31/2002 (2)                                                     (.25)                  -             (.25)
 Period from 3/15/2001 to 9/30/2001                                                 (.10)                  -             (.10)
Class 529-A :
 Period from 2/15/2002 to 3/31/2002 (2)                                                -                   -                -
Class 529-B :
 Period from 2/15/2002 to 3/31/2002 (2)                                                -                   -                -
Class 529-C :
 Period from 2/15/2002 to 3/31/2002 (2)                                                -                   -                -
Class 529-E :
 Period from 3/1/2002 to 3/31/2002 (2)                                                 -                   -                -





                                                                              Net asset                           Net assets,
                                                                              value, end              Total     end of period
                                                                               of period           return(4)    (in millions)
Class A:
 Six months ended 3/31/2002 (2)                                               $    22.12               13.62%         $28,500
 Year ended 9/30/2001                                                              19.74              (21.47)           25,094
 Year ended 9/30/2000                                                              28.66               18.93            33,412
 Year ended 9/30/1999                                                              26.25               38.43            25,752
 Year ended 9/30/1998                                                              20.50                1.23            17,707
 Year ended 9/30/1997                                                              21.86               29.97            16,956
Class B:
 Six months ended 3/31/2002 (2)                                                    21.92               13.15               656
 Year ended 9/30/2001                                                              19.53              (22.06)              445
 Period from 3/15/2000 to 9/30/2000                                                28.54               (5.21)              260
Class C:
 Six months ended 3/31/2002 (2)                                                    21.91               13.16               243
 Period from 3/15/2001 to 9/30/2001                                                19.50              (12.78)               87
Class F:
 Six months ended 3/31/2002 (2)                                                    22.12               13.62               179
 Period from 3/15/2001 to 9/30/2001                                                19.72              (12.34)               60
Class 529-A :
 Period from 2/15/2002 to 3/31/2002 (2)                                            22.12                5.23                13
Class 529-B :
 Period from 2/15/2002 to 3/31/2002 (2)                                            22.10                5.13                 3
Class 529-C :
 Period from 2/15/2002 to 3/31/2002 (2)                                            22.10                5.13                 3
Class 529-E :
 Period from 3/1/2002 to 3/31/2002 (2)                                             22.12                3.07            - (5)



                                                                                                   Ratio of
                                                                               Ratio of                  net
                                                                                expenses       income (loss)
                                                                              to average          to average
                                                                              net assets          net assets
Class A:
 Six months ended 3/31/2002 (2)                                                 .82% (6)            .62% (6)
 Year ended 9/30/2001                                                                .78                1.40
 Year ended 9/30/2000                                                                .79                1.00
 Year ended 9/30/1999                                                                .77                1.06
 Year ended 9/30/1998                                                                .77                1.27
 Year ended 9/30/1997                                                                .79                1.56
Class B:
 Six months ended 3/31/2002 (2)                                                 1.59 (6)           (.12) (6)
 Year ended 9/30/2001                                                               1.57                 .60
 Period from 3/15/2000 to 9/30/2000                                             1.53 (6)             .56 (6)
Class C:
 Six months ended 3/31/2002 (2)                                                 1.63 (6)           (.08) (6)
 Period from 3/15/2001 to 9/30/2001                                             1.76 (6)           (.08) (6)
Class F:
 Six months ended 3/31/2002 (2)                                                  .89 (6)             .66 (6)
 Period from 3/15/2001 to 9/30/2001                                              .90 (6)             .84 (6)
Class 529-A :
 Period from 2/15/2002 to 3/31/2002 (2)                                              .12                 .22
Class 529-B :
 Period from 2/15/2002 to 3/31/2002 (2)                                              .21                 .13
Class 529-C :
 Period from 2/15/2002 to 3/31/2002 (2)                                              .21                 .13
Class 529-E :
 Period from 3/1/2002 to 3/31/2002 (2)                                               .10                 .15


Supplemental data - all classes

                                                                              Six months
                                                                                   ended
                                                                               March 31,         Year ended      September 30
                                                                                    2002                2001             2000

Portfolio turnover rate                                                               13%                 32%              34%



                                                                             Year ended         September 30
                                                                                    1999                1998             1997

Portfolio turnover rate                                                               29%                 30%              26%

(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Unaudited.
(3) Years ended 1999, 1998 and 1997 are based on shares outstanding on the last day of the year;
 all other periods are
    based on average shares outstanding.
(4) Total returns exclude all sales charges, including contingent deferred sales charges.
(5) Amount less than 1 million.
(6) Annualized.

OTHER SHARE CLASS RESULTS (unaudited)
Share results: Class B, Class C, Class F and Class 529
Returns for periods ended March 31, 2002:

                                                               ONE YEAR           LIFE OF CLASS

CLASS B SHARES

Reflecting applicable contingent deferred sales charge(CDSC), maximum of 5%, payable only if shares are sold within
six years of purchase                                          -4.90%             -9.97%(1)

Not reflecting CDSC                                            +0.05              -8.39(1)

CLASS C SHARES

Reflecting CDSC, maximum of 1%, payable only if shares are
sold within one year of purchase                               -1.14              -1.25(2)

Not reflecting CDSC                                            -0.15              -1.25(2)

CLASS F SHARES

Not reflecting annual asset-based fee charged by
sponsoring firm                                                +0.71              -0.39(2)

CLASS 529 SHARES

Results for these shares are not shown because of the brief time between their introduction on February 15, 2002, and the end of the period.


(1) Average annual compound return from March 15, 2000, when Class B shares first sold.
(2) Average annual compound return from March 15, 2001, when Class C and Class F shares first sold.


OFFICES OF THE FUND AND OF THE INVESTMENT
ADVISER, CAPITAL RESEARCH AND
MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, CA 90071-1443

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1462

[logo - American Funds(SM)]

The right choice for the long term(SM)

There are several ways to invest in New Perspective Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts of $25,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.79% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.81% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher expenses (0.07% annualized) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM ON THE WORLD WIDE WEB. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

This report is for the information of shareholders of New Perspective Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2002, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.


The Capital Group Companies
American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. NPF-013-0502
Litho in USA BAG/GRS/5578
Printed on recycled paper